Stockholders' Equity - Summary of the Common Stock are Reserved For Future Issuance (Details) - Starry, Inc [Member]	Dec. 31, 2021 shares
Voting common shares
Common Stock, Capital Shares Reserved for Future Issuance	91,628,998
Voting common shares | Conversion of redeemable, convertible preferred stock [Member]
Common Stock, Capital Shares Reserved for Future Issuance	91,628,998
Non-voting common shares
Common Stock, Capital Shares Reserved for Future Issuance	17,439,160
Non-voting common shares | Warrants issued and outstanding [Member]
Common Stock, Capital Shares Reserved for Future Issuance	8,221,123
Non-voting common shares | Stock options issued and outstanding [Member]
Common Stock, Capital Shares Reserved for Future Issuance	8,873,981
Non-voting common shares | Authorized for future grant under 2014 Stock Option and Grant Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance	334,056